Shareholder Report, Line Graph (Details) - USD ($)	Dec. 16, 2019	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
C000215718
Account Value [Line Items]
Line Graph and Table Measure Name	Anfield U.S. Equity Sector Rotation ETF
Account Value	$ 10,000	$ 18,477	$ 12,898	$ 12,502	$ 14,785	$ 10,636
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 19,310	$ 13,991	$ 12,703	$ 14,876	$ 10,409